Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,478,016	$ 5,578,788		¥ 27,854,224
Time deposits and short-term investments	18,031,395	2,614,307		19,668,239
Prepayments and other current assets	1,689,860	245,007		480,680
Total current assets	66,992,487	9,712,999		52,380,414
Non-current assets:
Long-term investments	1,484,491	215,231		156,306
Property, Plant and Equipment, Net	11,187,898	1,622,093		4,498,269
Total non-current assets	19,545,464	2,833,826		9,468,499
Total assets	86,537,951	12,546,825		61,848,913
Current liabilities:
Short-term borrowings	390,750	56,653		37,042
Accruals and other current liabilities	5,684,644	824,198		1,879,368
Total current liabilities	27,372,601	3,968,655		12,108,252
Noncurrent liabilities:
Long-term borrowings	9,230,807	1,338,341	¥ 790,000	5,960,899
Total non-current liabilities	13,979,043	2,026,771		8,676,359
Total liabilities	41,351,644	5,995,426		20,784,611
SHAREHOLDERS' EQUITY
Treasury Shares	(84)	(12)		(89)
Additional paid-in capital	53,869,322	7,810,318		49,390,486
Accumulated other comprehensive loss	(194,110)	(28,143)		(1,521,871)
Accumulated deficit	(8,817,850)	(1,278,468)		(6,805,635)
Total Li Auto Inc. shareholders' equity	44,858,701	6,503,901		41,064,302
Total liabilities and shareholders' equity	86,537,951	12,546,825		61,848,913
Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	1,188	172		1,176
Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	235	$ 34		235
Parent company | Reportable legal entity
Current assets:
Cash and cash equivalents	974,224			14,762,875	¥ 1,149,374	¥ 641,007
Time deposits and short-term investments	2,195,952			7,020,662
Amounts due from subsidiaries of the Group	47,993,884			23,763,053
Prepayments and other current assets	3,132			10,211
Total current assets	51,167,192			45,556,801
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries				890,788
Long-term investments	12,968			28,452
Property, Plant and Equipment, Net	18
Total non-current assets	12,986			919,240
Total assets	51,180,178			46,476,041
Current liabilities:
Short-term borrowings	6,965
Accruals and other current liabilities	59,533			13,798
Total current liabilities	66,498			13,798
Noncurrent liabilities:
Long-term borrowings	6,254,979			5,397,941
Total non-current liabilities	6,254,979			5,397,941
Total liabilities	6,321,477			5,411,739
SHAREHOLDERS' EQUITY
Treasury Shares	(84)			(89)
Additional paid-in capital	53,869,322			49,390,486
Accumulated other comprehensive loss	(194,110)			(1,521,871)
Accumulated deficit	(8,817,850)			(6,805,635)
Total Li Auto Inc. shareholders' equity	44,858,701			41,064,302
Total liabilities and shareholders' equity	51,180,178			46,476,041
Parent company | Reportable legal entity | Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	1,188			1,176
Parent company | Reportable legal entity | Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	¥ 235			¥ 235